SUBSEQUENT EVENTS AFTER BALANCE DATE	6 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS AFTER BALANCE DATE [Abstract]
SUBSEQUENT EVENTS AFTER BALANCE DATE
15.	SUBSEQUENT EVENTS AFTER BALANCE DATE

(i)
On February 17, 2025, the Group was awarded up to US$47.1 million in funding by the U.S. Department of Defense through the IBAS program to accelerate development of a resilient, low-cost, and fully-integrated U.S. mineral-to-metal titanium supply chain, which includes US$5 million to go towards the completion of a Definitive Feasibility Study for the Titan Project which will commence shortly; and

(ii)
On March 11, 2025, the Company announced the appointment of Mr. Tony Tripeny as Non-Executive Director of the Company and the appointment of current Non-Executive Director, Ms. Lorraine Martin, as Lead Independent Director of the Company, effective from March 17, 2025.

Other than as outlined above, at the date of this report there are no other significant events occurring after balance date requiring disclosure.